UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-8002
                                      ------------------------

                            KOREA EQUITY FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                               Hiroshi Terasaki
                            Korea Equity Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end: October 31
                         -------------------

Date of reporting period:  January 31, 2006
                           ---------------------------

Item 1.  Schedule of Investments




                            KOREA EQUITY FUND, INC.
                            SCHEDULE OF INVESTMENTS
                     IN SECURITIES OF UNAFFILIATED ISSUERS
                               January 31, 2006

                                                                                                            Unrealized         % of
                                                                                                   Market      Gain or          Net
                                                                        Shares         Cost         Value         Loss       Assets
                                                                        ------    ---------    ----------   ----------       ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis........................................................   31,750     $909,058    $2,761,963   $1,852,905          3.0
 Automotive service components
Hyundai Motor Co., Ltd...............................................   50,700    1,487,846     4,605,874    3,118,028          4.9
                                                                                -----------   -----------  -----------  -----------
 Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts.................................             2,396,904     7,367,836    4,970,932          7.9
                                                                                ===========   ===========  ===========  ===========

Banking and Financial Services
Daewoo Securities Co., Ltd...........................................  118,000    1,217,275     2,200,506      983,231          2.3
 Financial institution
Daishin Securities Co., Ltd..........................................   37,200      499,384       955,317      455,933          1.0
 Securities trading, brokerage, and underwriting services
Hana Financial Group Inc.............................................   53,934    1,141,815     2,657,733    1,515,918          2.8
 Commercial bank
Industrial Bank of Korea.............................................   40,000      298,938       714,680      415,742          0.8
 Commercial bank
Kookmin Bank.........................................................   42,408    1,719,234     3,384,263    1,665,029          3.6
 Commercial bank
Korea Exchange Bank..................................................  204,000    1,787,486     3,145,426    1,357,940          3.4
 Commercial bank
Shinhan Financial Group Co., Ltd.....................................   48,500      914,394     2,074,161    1,159,767          2.2
 Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd......................................   50,000      431,248       989,717      558,469          1.1
                                                                                -----------   -----------  -----------  -----------
 Diversified finance services
Total Banking and Financial Services.................................             8,009,774    16,121,804    8,112,030         17.2
                                                                                ===========   ===========  ===========  ===========

Consumer Electronics
LG Electronics Inc...................................................   20,900    1,374,969     1,818,111      443,142          1.9
 Digital display equipment
LG. Philips LCD Co., Ltd.............................................   55,300    2,392,907     2,532,046      139,139          2.7
 Digital display equipment
Samsung Electronics Co., Ltd.........................................   18,958    4,306,844    14,615,438   10,308,594         15.6
                                                                                -----------   -----------  -----------  -----------
 Consumer electronics, computers, and telecommunications
Total Consumer Electronics...........................................             8,074,720    18,965,594   10,890,875         20.2
                                                                                ===========   ===========  ===========  ===========

Electrical Machinery
Samsung Corporation..................................................   32,000      455,609       823,445      367,836          0.9
                                                                                -----------   -----------  -----------  -----------
 Import/Export
Total Electrical Machinery...........................................               455,609       823,445      367,836          0.9
                                                                                ===========   ===========  ===========  ===========

Food and Beverages
Lotte Chilsung Beverage Co., Ltd.....................................    2,500    2,713,688     2,734,745       21,057          2.9
 Alcoholic and non-alcoholic beverages
Orion Corp...........................................................    7,000      440,444     1,888,797    1,448,353          2.0
                                                                                -----------   -----------  -----------  -----------
 Snacks distributor
Total Food and Beverages.............................................             3,154,133     4,623,543    1,469,410          4.9
                                                                                ===========   ===========  ===========  ===========

Iron and Steel
POSCO................................................................   18,750    2,091,624     4,307,224    2,215,600          4.6
                                                                                -----------   -----------  -----------  -----------
 Hot and cold rolled steel products
Total Iron and Steel.................................................             2,091,624     4,307,224    6,398,848          4.6
                                                                                ===========   ===========  ===========  ===========


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                                                                                                            Unrealized         % of
                                                                                                   Market      Gain or          Net
                                                                        Shares         Cost         Value         Loss       Assets
                                                                        ------    ---------    ----------   ----------       ------
Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Co., Ltd......................   98,130   $1,368,086    $2,407,578   $1,039,492          2.6
 Constructs roadways, bridges, ports, industrial plants, and buildings
Hynix Semiconductor..................................................   76,000    1,794,127     2,953,317    1,159,190          3.1
 Semiconductors
KT&G Corp. ..........................................................   21,500      540,456     1,046,027      505,571          1.1
 Cigarettes and other tobacco products
Kumho Electric Inc...................................................   30,710    2,075,364     2,220,378      145,014         2.4
                                                                                -----------   -----------  -----------  -----------
 Lighting products
Total Miscellaneous Manufacturing....................................             5,778,033     8,627,299    2,849,266          9.2
                                                                                ===========   ===========  ===========  ===========

Oil and Gas
SK Corporation.......................................................   21,820    1,245,876     1,352,569      106,693          1.4
 Refines, markets, and distributes oil
S-Oil Corporation....................................................   23,000    1,116,343     1,643,764      527,421          1.8
                                                                                -----------   -----------  -----------  -----------
 Petroleum and related products
Total Oil and Gas....................................................             2,362,219     2,996,333      634,114          3.2
                                                                                ===========   ===========  ===========  ===========

Retail
Hyundai Department Store Co., Ltd....................................    9,700      460,443     1,101,503      641,060          1.1
 Major department store
Shinsegae Co., Ltd...................................................    6,660    1,426,327     3,538,604    2,112,277          3.8
                                                                                -----------   -----------  -----------  -----------
 Department store chain
Total Retail.........................................................             1,886,770     4,640,108    2,753,338          4.9
                                                                                ===========   ===========  ===========  ===========

Services
Cheil Communications Inc.............................................    2,500      424,203       569,087      144,884          0.6
 Advertising
Daelim Industrial Co., Ltd...........................................   14,500      540,826     1,208,497      667,671          1.3
 Civil engineering, architectural and plant construction
GS Engineering & Construction Corp...................................   60,000    1,757,501     3,050,413    1,292,912          3.2
 Contracts civil engineering and achitectural works
Hyundai Engineering & Construction Co., Ltd..........................   64,000    1,781,550     3,133,758    1,352,208          3.3
 General construction company
LG Corp..............................................................   48,000    1,324,353     1,742,736      418,383          1.9
 Holding company
Plantynet Co. Ltd....................................................    6,224      374,414       284,008     (90,405)          0.3
 Internet Services
Samsung Fire & Marine Insurance Co., Ltd.............................   13,500      857,966     1,786,179      928,213          1.9
 Non-life insurance
Woongjin ThinkBig Co. Ltd............................................  320,000    2,830,082     4,000,542    1,170,459          4.3
                                                                                -----------   -----------  -----------  -----------
 Publishing
Total Services.......................................................             9,890,895    15,775,221    5,884,326         16.8
                                                                                ===========   ===========  ===========  ===========

Telecommunications
SK Telecom Co., Ltd..................................................    7,860    1,425,754     1,572,213      146,459          1.7
                                                                                -----------   -----------  -----------  -----------
 Mobile telecommunications and paging services
Total Telecommunications.............................................             1,425,754     1,572,213      146,459          1.7
                                                                                ===========   ===========  ===========  ===========

Utilities
Korea Electric Power Corp............................................   33,000      775,556     1,426,756      651,200          1.5
                                                                                -----------   -----------  -----------  -----------
 Power supplier
Total Utilities......................................................               775,556     1,426,756      651,200          1.5
                                                                                ===========   ===========  ===========  ===========

TOTAL INVESTMENTS....................................................           $46,301,990   $87,247,375  $45,128,632         93.0
                                                                                -----------   -----------  -----------  -----------

KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD..........................................   11,900     $209,982      $678,144     $468,162          0.7
                                                                                -----------   -----------  -----------  -----------




                                                                                                            Unrealized         % of
                                                                                                   Market      Gain or          Net
                                                                        Shares         Cost         Value         Loss       Assets
                                                                        ------    ---------    ----------   ----------       ------
 Passenger cars, trucks, autoparts, and commercial vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD+...................................    6,420    1,308,514     3,785,638    2,477,124          4.0
                                                                                -----------   -----------  -----------  -----------
 Consumer electronics, computers, and telecommunications
TOTAL KOREAN PREFERRED STOCKS........................................            $1,518,496    $4,463,782   $2,945,286          4.7
                                                                                -----------   -----------  -----------  -----------

TOTAL INVESTMENTS....................................................           $47,820,486   $91,711,156  $48,073,918         97.7
                                                                                -----------   -----------  -----------  -----------

OTHER ASSETS LESS LIABILITIES, NET...................................                          $2,149,166                       2.3
                                                                                              -----------               -----------

NET ASSETS...........................................................                         $93,860,323                     100.0
                                                                                              ===========               ===========


                                                                         Portfolio securities and foreign currency holdings were
                                                                         translated at the following exchange rate as of January 31,
                                                                         2006.

                                                                         Korean won           KRW         959.87      =  $1.00


+ Non-Income Producing Security
** Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $48,164,323. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $90,405.


Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.



By:      /s/ Hiroshi Terasaki
         --------------------
         Hiroshi Terasaki, President
         (Principal Executive Officer)

Date:    March 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:      /s/ Rita Chopra-Brathwaite
         --------------------------
         Rita Chopra-Brathwaite, Treasurer
         (Principal Financial Officer)

Date:    March 10, 2006

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